Regulatory Requirements - Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Brokers and Dealers [Abstract]
Capital requirement based on outstanding UPB of owned and subserviced portfolio	$ 553.7	$ 827.6
Number of days from fiscal year end that servicer is obliged to provide audited financial statements	90 days	90 days